INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES	12 Months Ended
Dec. 31, 2025
INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES.
INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES

14.    INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES

The Group’s investments are consisted of the follows (RMB in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
-Debt investments

Available-for-sale securities	150,922	238,464
Held-to-maturity debt securities recorded as long-term investments	74,400	117,282

-Equity investments recorded as long-term investments

Investments accounted for under the equity method	899,362	698,437
Equity securities with readily determinable fair values	542,024	347,169
Equity securities without readily determinable fair values	257,095	216,795
Equity securities applying fair value option	97,372	62,000
Subtotal	1,795,853	1,324,401

Total available-for-sale securities	150,922	238,464
Total long-term investments	1,870,253	1,441,683

-Debt investments

Available-for-sale securities

The Company’s available-for-sale debt investments mainly include investments with preferential rights including, but not limited to, redemption rights and liquidation preference etc. Available-for - sale debt securities are reported at estimated fair value with the aggregate unrealized gains and losses, net of tax, reflected in other comprehensive income/(loss). As at December 31, 2024 and 2025, fair value of investments in debt securities was RMB151 million and RMB238million, respectively. Unrealized loss of RMB10 million and gain of RMB39 million was recognized in other comprehensive income/(loss) for the years ended December 31, 2024 and 2025, respectively (Note 31).

Held-to-maturity debt securities

Held-to-maturity debt securities represent time deposits with fixed interest rate at commercial banks with original maturities longer than one year.

-Equity investments

Investments accounted for under the equity method.

SweihanSolar Holding Company Limited

On February 26, 2017, JinkoSolar signed a shareholder agreement with AxiaPower Holdings B.V. (“Axia”) to jointly invest in and establish a company named SweihanSolar Holding Company Limited (“SSHC”) to hold 40% equity interest of Sweihan PV Power Company P.J.S.C (“the Project Company” or “Sweihan PV”), which develops and operates solar power projects in Dubai. In April 2019, JinkoSolar made pro rata additional capital injection to SSHC with the amount of RMB295 million. JinkoSolar holds 50% equity interest in the SSHC and accounts for its investment using the equity method. JinkoSolar’s share of SSHC’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with a loss of RMB2 million, RMB0.4 million and RMB6 million for the years ended December 31, 2023, 2024 and 2025, respectively. The Group received dividend in cash from SSHC with the amount of RMB9 million, RMB11 million and RMB12 million during the years of 2023, 2024 and 2025, respectively, which were recorded as reductions of the carrying amount of the investment. In 2023, 2024 and 2025, JinkoSolar made pro rata decrease of its investment in SSHC with the amount of RMB10 million, nil and nil respectively, which was recorded as a reduction of the carrying amount of the investment.

In April 2025, the Group reached agreement to dispose all its equity interests in SSHC to Photon Energy Holding Limited (“Photon Energy”), a related party with a total consideration of USD12 million (equivalents to RMB85 million), among which, USD4 million, USD4 million and USD4 million would be paid in 2025, 2028 and 2030, respectively. Difference between the carrying amount of the investment and the discounted consideration with the amount of RMB 11 million was recognized in “Other income/(loss), net”. In June 2025, the Company received the first installment of USD4 million(equivalents to RMB27 million).

The net carrying value of this investment was RMB79 million and nil as of December 31, 2024 and 2025, respectively.

Inner Mongolia Xinte Silicon Material Co., Ltd. (“Xinte Silicon”)

On June 18, 2021, JinkoSolar signed a shareholder agreement with Xinte Energy Co., Ltd. and JA Solar Co., Ltd to jointly invest in and establish a company named Xinte Silicon to produce polysilicon materials. JinkoSolar made capital injection in cash with the total amount of RMB315 million during the year of 2021. JinkoSolar holds 9% equity interest in Xinte Silicon. JinkoSolar can exercise significant influence on Xinte Silicon and accounts for its investment using the equity method. JinkoSolar’s share of Xinte Silicon’s results of operations is included in equity income/(loss) in affiliated companies in the Group’s consolidated statements of operations, with an income of RMB217 million, a loss of RMB90 million and a loss of RMB93 million for the years ended December 31, 2023, 2024 and 2025, respectively. The Group also recorded its proportionate share of Xinte Silicon’s equity gains/(losses) for additional paid – in capital of RMB1 million gains, RMB1 million gains and RMB0.3 million losses for the years ended December 31, 2023, 2024 and 2025, respectively. JinkoSolar purchased polysilicon of RMB1,537 million, RMB421 million and RMB234 million from Xinte Silicon during the years ended December 31, 2023, 2024 and 2025, respectively. RMB35 million profit, RMB2 million profit and RMB0.7 million loss in connection with these transactions with Xinte Silicon was eliminated for the years ended December 31, 2023, 2024 and 2025, respectively. In 2023, 2024 and 2025, the Group received dividend in cash from Xinte Silicon with the amount of RMB118 million, RMB116 million and nil which were recorded as reductions of the carrying amount of the investment. The carrying value of this investment was RMB429 million and RMB336 million as of December 31, 2024 and 2025.

Sichuan Yongxiang Technology Co., Ltd. (“Sichuan Yongxiang”)

On November 3, 2021, JinkoSolar signed a shareholder agreement with Beijing Jingyuntong Technology Co., Ltd. and Sichuan Yongxiang Co., Ltd to jointly invest in and establish a company named Sichuan Yongxiang to produce polysilicon materials. JinkoSolar made capital injection in cash with the total amount RMB 450 million in 2022 and holds 15% equity interest in Sichuan Yongxiang. JinkoSolar can exercise significant influence on Sichuan Yongxiang and accounts for its investment using the equity method. JinkoSolar’s share of Sichuan Yongxiang’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with a loss of RMB6 million, RM658 million and RMB46 million for the year ended December 31, 2023, 2024 and 2025, respectively. JinkoSolar purchased polysilicon of nil, RMB596 million and RMB302 million from Sichuan Yongxiang during the years ended December 31, 2023, 2024 and 2025, respectively. Loss amounted to nil, RMB2 million and RMB1.2 million in connection with these transactions with Sichuan Yongxiang was eliminated for the years ended December 31, 2023, 2024 and 2025, respectively. The Group also recorded its proportionate share of Sichuan Yongxiang’s equity gains/(loss) for additional paid – in capital of nil, RMB1 million gain and RMB1 million loss for the years ended December 31, 2023, 2024 and 2025, respectively. The carrying value of this investment was RMB386 million and RMB339 million as of December 31, 2024 and 2025, respectively.

Jiaxing Minhe Equity Investment Partnership Enterprise(Limited Partnership) (“Jiaxing Minhe”)

On January 10, 2024 JinkoSolar signed a shareholder agreement with third party partnerships to establish an investment limited partnership named Jiaxing Minhe to conduct investment activities. JinkoSolar made capital injection in cash with the total amount RMB5 million in 2024 and holds 5% equity interests in Jiaxing Minhe. JinkoSolar can exercise significant influence on Jiaxing Minhe and accounts for its investment using the equity method. The carrying value of this investment was RMB5 million and RMB5 million as of December 31, 2024 and 2025, respectively.

Zhejiang New Materials

As disclosed in Note 8, the Group disposed 80% of its equity interests in Zhejiang New Materials on September 30, 2025 (the “Disposal Date”). Upon completion of the disposal, the Group still holds 20% equity interests and have significant influence in Zhejiang New Materials. Hence, the Group recorded its remaining investment in Zhejiang New Materials under the equity method. JinkoSolar’s share of Zhejiang New Materials’ results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with a loss of RMB1 million, during the period from the Disposal Date to December 31, 2025. JinkoSolar purchased polysilicon of RMB81 million from Zhejiang New Materials during the period from the Disposal Date to December 31, 2025. Profit amounted to RMB1.1 million, in connection with these transactions with Zhejiang New Materials, was eliminated. The carrying value of this investment was RMB19 million as of December 31, 2025.

Jinkosolar Energy Manufacturing Company(“Jinkosolar Energy”)

On October 11, 2025, JinkoSolar signed a shareholder agreement with third party partnerships to establish an entity named Jinkosolar Energy to manufacture and sales of solar modules products in Saudi Arabia. JinkoSolar made capital injection in cash with the total amount of SAR0.2 million (approximately equivalents to RMB0.4 million) in 2025 and holds 40% equity interests in Jinkosolar Energy. JinkoSolar could exercise significant influence on Jinkosolar Energy and accounts for the investment using the equity method. JinkoSolar’s share of Jinkosolar Energy’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with a loss of RMB0.4 million, during the period from October 11, 2025 to December 31, 2025. The carrying value of this investment was nil as of December 31, 2025.

Equity securities without readily determinable fair values

As of December 31, 2024 and 2025, the Company’s equity investments without readily determinable fair value primarily consist of small, noncontrolling investments in companies for which the Company has equity ownership but cannot exert significant influence. Such equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost as adjusted for observable price changes and impairments.

The balance of equity securities without readily determinable fair values were RMB257 million and RMB217 million as of December 31, 2024 and 2025, respectively. Re-measurement gain being recognized in connection with equity investments accounted for using the measurement alternative for the years ended December 31, 2023, 2024 and 2025 were RMB21 million, RMB38 million and nil, respectively.

In September 2023, the Company invested RMB 50 million in Changzhou Greateen New Energy Technology Co., Ltd. (“Changzhou Greateen”) to acquire 3.24% shares of Changzhou Greateen with total consideration of RMB50 million. In August 2024, Changzhou Greateen repurchased all the shares held by the Company at RMB50 million and nil disposal gain or loss was recognized during the year ended December 31, 2024.

In October 2024, the Company’s equity investment without readily determinable fair value in Laplace Renewable Energy Technology Co., Ltd. (“Laplace”) amounted to RMB65 million was transferred from equity investments without readily determinable fair value to equity securities with readily determinable fair values upon the listing of the investee.

In October 2024, the Company disposed 50% of its equity interests in one of the Company’s equity investments without readily determinable fair value, Wuxi Songci Electromechanical Co., Ltd. (“Wuxi Songci”), with total consideration of RMB25 million and recognized RMB19 million disposal gain in change in fair value of long - term investment. Upon the completion of the transaction, the Company owned 2.5% of the total equity interests in Wuxi Songci, and the remaining investment in Wuxi Songci was remeasured according to the transaction price and recognized RMB19 million fair value gain in Change in fair value of long term investment.

In June 2025, the Company made pro rata decrease of its investment in Ningxia XN automation equipment Co., Ltd. and received RMB11 million consideration. Based on the observable price changes, the Company recognized RMB2 million gain in change in fair value of long-term investment.

In July 2025, the Company invested RMB15 million in Songyan Power (Beijing) Technology Co., Ltd.(“Songyan Power”) to acquire 1.62% of its equity interests.

In August 2025, the Company invested RMB22 million in Star Energy Maoye (Guangdong) Photovoltaic Technology Co., Ltd. (“Star Energy”) to acquire 9% of its equity interests. In October 2025, the Company invested RMB8 million in Jiangxi Raoxin New Energy Materials Co., Ltd (“Raoxin New Energy”), to acquire 8.27% of its equity interests.

In August 2025, the Company disposed all of its 1.33% equity interests in Ipotisedge Co., Ltd.(“Ipotisedge”), with total consideration of RMB34 million, and recognized RMB17 million loss in change in fair value of long-term investment. In October 2025, the Company disposed its 2.49% equity interest in Wuxi Songci with consideration of RMB36 million, and recognized RMB12 million gain in change in fair value of long-term investment.

Equity securities with readily determinable fair values

The Company’s investments in equity securities with readily determinable fair value primarily represent the Company’s equity interests in Lifecome Biochemical Co., Ltd (“Lifecome”) and Laplace Renewable Energy Technology Co., Ltd.(“Laplace”), two A share listed companies.

In 2023, the Group purchased ordinary shares of Lifecome with total consideration of RMB180 million.

In April 2025, the Company entered into agreement with Lifecome and Raoxin New Energy, pursuant to which, the Company agreed to exchange 3,856,463 ordinary shares of Lifecome for (a) 8.27% equity interest in Raoxing New Energy with the fair value of RMB8 million and (b) an interest-free loan of RMB44 million due from Raoxin New Energy. The transaction was consummated in November 2025. Given the price of the shares of Lifecome increased during the period from April to November 2025, the Company recognized RMB110 million disposal losses related to the transaction in “Other income/(loss), net”.

In October and December 2025, the Company disposed part of its ordinary shares of Laplace with total consideration of RMB92 million.

As of December 31, 2024 and 2025, total fair value of the equity securities in Lifecome and Laplace was RMB542 million and RMB347 million, respectively. Change in fair value income of RMB 150 million, RMB257 million and RMB58 million was recorded for the years ended December 31, 2023, 2024 and 2025, respectively.

Equity securities applying fair value option

In June 2022, the Group made capital injection in cash with the amount of RMB77 million in a private company based in China and owns 2.98% equity interests. The Group irrevocably elected fair value option to initially and subsequently measure the investment in the private company in its entirety at fair value with changes in fair value recognized in earnings. In 2025, the Company disposed 0.5% of its equity interests with consideration of RMB15 million.

As at December 31, 2024 and 2025, fair value of the equity securities was RMB97 million and RMB62 million, respectively. Change in fair value income of RMB50 million, loss of RMB131 million and loss of RMB20 million were recorded for the years ended December 31, 2023, 2024 and 2025, respectively.